Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net (loss) income	$ (98,861)	$ (61,807)	$ (192,924)	$ (148,453)
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1,581)	(11,034)	(7,293)	(11,636)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	0	(1)	0	2
Reclassification of gain on equity securities, net of taxes of $1 and $3,041, respectively				2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0	0	(344)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0	0	0	2,628
Other Comprehensive Income (Loss), Net of Tax	(1,581)	(11,035)	(7,293)	(9,350)
Comprehensive (loss) income	$ (100,442)	$ (72,842)	$ (200,217)	$ (157,803)